C

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUND — 56.5%
	EQUITY - 56.5%
255,000	Timothy Plan High Dividend Stock ETF(a)			$ 10,781,400

	TOTAL EXCHANGE-TRADED FUND (Cost $8,730,562)			10,781,400

Principal Amount ($)		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 2.5%
	CLO — 0.7%
135,000	Kubota Credit Owner Trust 2025-2 Series 2A A3(b)	4.4200	09/17/29	135,058

	OTHER ABS — 1.8%
85,000	CNH Equipment Trust 2025-A Series A A3	4.3600	08/15/30	85,040
75,000	CNH Equipment Trust 2026-A Series A A3	4.0000	05/15/31	74,232
180,000	John Deere Owner Trust 2025 Series A A3	4.2300	09/17/29	179,897
				339,169
	TOTAL ASSET BACKED SECURITIES (Cost $474,971)			474,227

	CORPORATE BONDS — 11.1%
	CHEMICALS — 0.7%
85,000	Nutrien Ltd.	4.0000	12/15/26	84,908
60,000	Nutrien Ltd.	2.9500	05/13/30	56,360
				141,268
	COMMERCIAL SUPPORT SERVICES — 0.4%
35,000	Republic Services, Inc.	5.0000	04/01/34	35,248
50,000	Waste Management, Inc.	4.6250	02/15/33	49,749
				84,997
	ELECTRIC UTILITIES — 1.0%
135,000	American Electric Power Company, Inc.	3.2000	11/13/27	132,689
70,000	National Rural Utilities Cooperative Finance Corporation	5.0500	09/15/28	70,681
				203,370
	GAS & WATER UTILITIES — 0.7%
130,000	NiSource, Inc.	3.4900	05/15/27	129,074

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	$ 54,810

	MACHINERY — 0.3%
55,000	John Deere Capital Corporation	3.9000	06/07/32	53,081

	METALS & MINING — 1.6%
75,000	BHP Billiton Finance USA Ltd.	5.1250	02/21/32	76,324
85,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	86,897
70,000	Rio Tinto Finance USA plc	5.0000	03/14/32	70,809
70,000	Rio Tinto Finance USA plc	5.0000	03/09/33	70,791
				304,821
	OIL & GAS PRODUCERS — 2.7%
115,000	Columbia Pipelines Holding Company, LLC(b)	6.0420	08/15/28	117,972
130,000	Columbia Pipelines Operating Company, LLC(b)	5.6950	10/01/54	124,720
70,000	Energy Transfer, L.P.	5.6000	09/01/34	71,573
120,000	Energy Transfer, L.P.	6.2500	04/15/49	120,259
70,000	Enterprise Products Operating, LLC	5.3500	01/31/33	71,939
				506,463
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
70,000	American Tower Corporation	5.3500	03/15/35	70,591
95,000	Digital Realty Trust, L.P.	3.7000	08/15/27	94,197
19,000	Extra Space Storage, L.P.	3.9000	04/01/29	18,629
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	116,007
				299,424
	RETAIL - CONSUMER STAPLES — 0.5%
95,000	Dollar General Corporation	4.1250	05/01/28	94,356

	RETAIL - DISCRETIONARY — 0.6%
110,000	Tractor Supply Company	5.2500	05/15/33	110,859

	TRANSPORTATION & LOGISTICS — 0.7%
130,000	CSX Corporation	3.2500	06/01/27	128,719

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.1% (Continued)
	TOTAL CORPORATE BONDS (Cost $2,092,686)			$ 2,111,242

	NON U.S. GOVERNMENT & AGENCIES — 1.1%
	SOVEREIGN — 1.1%
200,000	Israel Government International Bond	5.5000	03/12/34	203,262

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $194,191)			203,262

	U.S. GOVERNMENT & AGENCIES — 27.8%
	AGENCY FIXED RATE — 15.1%
76,506	Fannie Mae Pool FM5537	2.0000	01/01/36	70,087
48,406	Fannie Mae Pool MA4316	2.5000	04/01/36	45,396
15,304	Fannie Mae Pool MA4475	2.5000	10/01/41	13,654
46,387	Fannie Mae Pool MA4617	3.0000	04/01/42	42,886
35,801	Fannie Mae Pool FM4053	2.5000	08/01/50	30,608
41,359	Fannie Mae Pool CA8897	3.0000	02/01/51	36,863
5,748	Fannie Mae Pool MA4258	3.5000	02/01/51	5,266
16,392	Fannie Mae Pool FM6550	2.0000	03/01/51	13,426
29,605	Fannie Mae Pool CB0855	3.0000	06/01/51	26,160
51,565	Fannie Mae Pool FS3744	2.0000	07/01/51	41,781
78,030	Fannie Mae Pool FS1807	3.5000	07/01/51	71,768
117,807	Fannie Mae Pool CB1384	2.5000	08/01/51	100,512
56,231	Fannie Mae Pool FS9085	3.0000	12/01/51	49,392
25,527	Fannie Mae Pool BU1322	2.5000	02/01/52	21,898
82,232	Fannie Mae Pool CB3486	3.5000	05/01/52	75,083
55,098	Fannie Mae Pool FS1704	4.0000	05/01/52	52,085
145,371	Fannie Mae Pool BV8017	4.5000	08/01/52	140,957
89,093	Fannie Mae Pool MA4733	4.5000	09/01/52	86,248
75,096	Fannie Mae Pool FS3159	4.5000	10/01/52	72,876
67,569	Fannie Mae Pool FS4075	5.0000	04/01/53	67,281

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 27.8% (Continued)
	AGENCY FIXED RATE — 15.1% (Continued)
77,480	Fannie Mae Pool FS5044	4.5000	06/01/53	$ 75,477
74,455	Fannie Mae Pool FS8291	5.5000	07/01/53	75,767
71,809	Fannie Mae Pool FS6787	6.0000	01/01/54	74,675
82,871	Fannie Mae Pool CB7980	5.5000	02/01/54	84,279
17,870	Fannie Mae Pool FS8138	6.5000	06/01/54	18,799
121,864	Fannie Mae Pool DG2249	5.0000	03/01/56	120,027
34,008	Ginnie Mae I Pool 723248	5.0000	10/15/39	34,634
36,313	Ginnie Mae I Pool 783403	3.5000	09/15/41	33,585
33,227	Ginnie Mae II Pool MA3376	3.5000	01/20/46	30,749
24,728	Ginnie Mae II Pool MA3596	3.0000	04/20/46	22,285
21,055	Ginnie Mae II Pool MA3663	3.5000	05/20/46	19,368
27,521	Ginnie Mae II Pool MA3736	3.5000	06/20/46	25,468
9,425	Ginnie Mae II Pool MA4509	3.0000	06/20/47	8,414
26,347	Ginnie Mae II Pool MA4652	3.5000	08/20/47	24,293
24,833	Ginnie Mae II Pool MA4719	3.5000	09/20/47	22,920
47,285	Ginnie Mae II Pool MA4778	3.5000	10/20/47	43,317
17,180	Ginnie Mae II Pool MA6092	4.5000	08/20/49	16,739
13,280	Ginnie Mae II Pool MA6156	4.5000	09/20/49	12,966
35,274	Ginnie Mae II Pool BN2662	3.0000	10/20/49	31,474
14,445	Ginnie Mae II Pool MA6221	4.5000	10/20/49	14,229
12,604	Ginnie Mae II Pool MA6478	5.0000	02/20/50	12,715
15,264	Ginnie Mae II Pool MA6544	4.5000	03/20/50	14,939
9,974	Ginnie Mae II Pool MA6545	5.0000	03/20/50	10,076
16,141	Ginnie Mae II Pool MA6600	3.5000	04/20/50	14,804
14,612	Ginnie Mae II Pool MA6601	4.0000	04/20/50	13,816
17,877	Ginnie Mae II Pool MA6603	5.0000	04/20/50	18,003
36,956	Ginnie Mae II Pool MA7255	2.5000	03/20/51	31,691
30,023	Ginnie Mae II Pool MA7418	2.5000	06/20/51	25,746
86,962	Ginnie Mae II Pool MA7419	3.0000	06/20/51	77,529
93,231	Ginnie Mae II Pool MA7472	2.5000	07/20/51	79,949
82,625	Ginnie Mae II Pool CE1974	3.0000	08/20/51	74,531
63,846	Ginnie Mae II Pool CE1990	2.5000	09/20/51	54,660
103,931	Ginnie Mae II Pool MA7768	3.0000	12/20/51	92,654
43,642	Ginnie Mae II Pool MA7829	3.5000	01/20/52	39,706

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 27.8% (Continued)
	AGENCY FIXED RATE — 15.1% (Continued)
55,558	Ginnie Mae II Pool MA7939	4.0000	03/20/52	$ 52,310
87,577	Ginnie Mae II Pool MA8800	5.0000	04/20/53	86,950
96,049	Ginnie Mae II Pool MA8874	3.0000	05/20/53	86,031
80,330	Ginnie Mae II Pool MA8943	3.0000	06/20/53	71,902
69,073	Ginnie Mae II Pool MA9017	5.5000	07/20/53	69,989
62,016	Ginnie Mae II Pool MB0091	5.0000	12/20/54	61,396
19,492	Ginnie Mae II Pool MB0366	5.5000	05/20/55	19,648
				2,862,737
	U.S. TREASURY BILLS — 12.7%
120,000	United States Treasury Note	3.7500	08/31/26	119,996
125,000	United States Treasury Note	4.6250	04/30/29	126,565
115,000	United States Treasury Note	3.6250	08/31/30	112,583
420,000	United States Treasury Note	4.6250	04/30/31	427,891
680,000	United States Treasury Note	4.2500	08/15/35	672,563
285,000	United States Treasury Note	4.5000	02/15/44	272,531
720,000	United States Treasury Note	4.7500	08/15/55	701,916
				2,434,045
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,493,718)			5,296,782

Shares
	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
156,187	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $156,187)			156,187

	TOTAL INVESTMENTS - 99.8% (Cost $17,142,315)			$ 19,023,100
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			40,962
	NET ASSETS - 100.0%			$ 19,064,062

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
plc	- Public Limited Company

TIMOTHY PLAN GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2026

(a)	Investment in affiliate.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of Rule 144A securities is $377,750 or 2.0% of net assets.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.